Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia Seligman Global Technology Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,424		$ 10,888	$ 15,410	$ 14,785	$ 19,254	$ 24,085	$ 39,375	$ 29,634	$ 35,211	$ 49,819	$ 76,366
Columbia Seligman Global Technology Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		11,463	16,105	15,335	19,815	24,606	39,927	29,819	35,177	49,391	75,151
Columbia Seligman Global Technology Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,585	16,433	15,810	20,636	25,879	42,413	31,997	38,119	54,063	83,082
Columbia Seligman Global Technology Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		11,597	16,462	15,841	20,693	25,968	42,579	32,140	38,314	54,366	83,585
Columbia Seligman Global Technology Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,554	16,398	15,790	20,636	25,906	42,499	32,096	38,275	54,345	83,584
Columbia Seligman Global Technology Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		11,525	16,269	15,572	20,228	25,241	41,161	30,896	36,625	51,691	79,031
Columbia Seligman Global Technology Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		11,554	16,352	15,689	20,430	25,556	41,781	31,444	37,362	52,876	81,254
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
MSCI World Information Technology Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Information Technology Index (Net)
Accumulated Value	$ 10,000		$ 10,903	$ 15,030	$ 16,422	$ 19,906	$ 26,385	$ 38,724	$ 28,896	$ 36,494	$ 54,225	$ 74,567